SHARE-BASED COMPENSATION - Exercised options in 2022 and Summary of exercise ranges (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Apr. 04, 2023 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of share options outstanding in share-based payment arrangement (in shares) | shares	47,596,801			46,078,610
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares) | shares	6,333,687	8,451,272	5,343,268
Weighted average exercise price, exercised (in usd per share)	$ 0.599	$ 0.520	$ 0.544
Award vesting period	1 year
Number of share options outstanding in share-based payment arrangement (in shares) | shares	47,596,801	52,789,478	50,106,488		40,327,537
Exercise value | $	$ 42,742	$ 48,123	$ 45,531
0.071 - 0.28 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	0	0	3,225,000
Exercise value | $	$ 0	$ 0	$ 828
0.071 - 0.28 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.071
0.071 - 0.28 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.28
0.28 - 0.57 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	0	3,482,428	6,742,863
Exercise value | $	$ 0	$ 1,322	$ 2,774
0.28 - 0.57 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.28
0.28 - 0.57 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.57
0.57- 0.85 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	26,796,675	12,290,925	12,974,375
Exercise value | $	$ 21,847	$ 10,155	$ 11,615
0.57- 0.85 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.57
0.57- 0.85 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.85
0.85 - 2.83 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	20,800,126	37,016,125	27,164,250
Exercise value | $	$ 20,895	$ 36,646	$ 30,314
0.85 - 2.83 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 0.85
0.85 - 2.83 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 2.83